Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2024		2023
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	478,643	$15.68	317,432	$24.15
Granted	224,050	8.23	435,128	13.78
Vested and exercised	(108,432)	15.85	(44,186)	38.76
Forfeited/expired	(69,939)	20.95	(229,731)	19.26
Outstanding, end of year	524,322	$11.75	478,643	$15.68
Units outstanding and exercisable, end of year	310	$37.21	—	$—

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2024	2023
	CDN$	CDN$
Share units:
Outstanding	$2,693	$3,283
Exercisable	—	—
Exercised	555	386

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2024	2023
Cost of revenue	$63	$26
Research and development	229	570
General and administrative	895	1,806
Sales and marketing	170	228
	$1,357	$2,630